Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 121	$ 165
Regulatory Assets, Long-term	1,431	1,404
Total regulatory assets	1,552	1,569
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	862	775
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	380	453
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	81	10
Storm reserve
Regulatory Assets [Line Items]
Total regulatory assets	38	32
Stranded cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	27	28
Environmental remediations
Regulatory Assets [Line Items]
Total regulatory assets	26	31
Demand side management ("DSM") deferral
Regulatory Assets [Line Items]
Total regulatory assets	19	24
Unamortized defeasance costs
Regulatory Assets [Line Items]
Total regulatory assets	19	26
Cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	13	75
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 87	$ 115